Lease - Right of use assets (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount at beginning of year	R 11,685	R 12,629
Additions to right-of-use assets	2,844	1,378
Modifications and reassessments	863	350
Reclassification to assets held for sale		(111)
Translation of foreign operations	(241)	877
Terminations	(156)	(542)
Current year depreciation charge	(2,478)	(2,350)
Impairment of right of use assets	(166)	(546)
Carrying amount at end of year	12,351	11,685
Land
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount at beginning of year	127	217
Additions to right-of-use assets	11	1
Modifications and reassessments	(6)	(2)
Translation of foreign operations	(5)	21
Current year depreciation charge	(10)	(11)
Impairment of right of use assets		(99)
Carrying amount at end of year	117	127
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount at beginning of year	4,712	5,180
Additions to right-of-use assets	1,274	410
Modifications and reassessments	(13)	28
Reclassification to assets held for sale		(65)
Translation of foreign operations	(45)	185
Terminations	(99)	(14)
Current year depreciation charge	(627)	(647)
Impairment of right of use assets	(101)	(365)
Carrying amount at end of year	5,101	4,712
Plant, equipment and vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount at beginning of year	6,845	7,231
Additions to right-of-use assets	1,559	967
Modifications and reassessments	882	324
Reclassification to assets held for sale		(46)
Translation of foreign operations	(191)	671
Terminations	(57)	(528)
Current year depreciation charge	(1,840)	(1,692)
Impairment of right of use assets	(65)	(82)
Carrying amount at end of year	7,133	6,845
Mineral assets
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount at beginning of year	1	1
Current year depreciation charge	(1)
Carrying amount at end of year		1
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount at beginning of year	21,775	19,766
Carrying amount at end of year	23,892	21,775
Cost | Land
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount at beginning of year	333	301
Carrying amount at end of year	326	333
Cost | Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount at beginning of year	8,264	7,616
Carrying amount at end of year	8,919	8,264
Cost | Plant, equipment and vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount at beginning of year	13,174	11,842
Carrying amount at end of year	14,647	13,174
Cost | Mineral assets
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount at beginning of year	4	7
Carrying amount at end of year		4
Accumulated depreciation and impairment
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount at beginning of year	(10,090)	(7,137)
Carrying amount at end of year	(11,541)	(10,090)
Accumulated depreciation and impairment | Land
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount at beginning of year	(206)	(84)
Carrying amount at end of year	(209)	(206)
Accumulated depreciation and impairment | Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount at beginning of year	(3,552)	(2,436)
Carrying amount at end of year	(3,818)	(3,552)
Accumulated depreciation and impairment | Plant, equipment and vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount at beginning of year	(6,329)	(4,611)
Carrying amount at end of year	(7,514)	(6,329)
Accumulated depreciation and impairment | Mineral assets
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount at beginning of year	R (3)	(6)
Carrying amount at end of year		R (3)